Business Segments - Business Segments (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Revenues	$ 139,774	$ 127,514	$ 120,106
Operating profit	20,434	14,101	14,369
Interest expense	2,520	2,638	3,346
Capital expenditures	38,548	34,348	17,872
Capital expenditures - capitalized interest	1,863	1,646	1,232
Depreciation, depletion and amortization	14,065	12,994	12,210
Identifiable net assets	286,591	268,992	245,250
Discontinued transportation assets			114
Cash items	502	6,713	21,026	17,151
(a) Receivable on previously capitalized real estate taxes on Anacostia property		2,311
(b) 1031 exchange of real estate			4,941
Transportation
Revenues	112,120	103,476	97,801
Operating profit	11,119	9,107	9,602
Corporate expenses	(1,765)	(1,631)	(1,574)
Capital expenditures	15,612	10,459	6,743
Depreciation, depletion and amortization	7,401	6,750	6,269
Identifiable net assets	49,410	42,642	39,001
Mining royalty land
Revenues	5,302	4,483	4,261
Operating profit	4,739	3,905	3,507
Corporate expenses	(731)	(674)	(650)
Interest expense	59	40	37
Capital expenditures	0	11,039	0
Depreciation, depletion and amortization	105	112	111
Identifiable net assets	40,008	39,695	28,295
Developed property rentals
Revenues	22,352	19,555	18,044
Operating profit	9,427	5,497	5,874
Corporate expenses	(1,094)	(1,012)	(975)
Interest expense	2,461	2,598	3,309
Capital expenditures	19,751	11,804	8,082
Capital expenditures - capitalized interest	1,863	1,646	1,232
Capital expenditures - internal labor	418	609	603
Capital expenditures - real estate taxes (a)	904	(1,209)	1,212
Depreciation, depletion and amortization	6,141	5,729	5,222
Identifiable net assets	195,476	184,358	175,618
(a) Receivable on previously capitalized real estate taxes on Anacostia property		2,311
(b) 1031 exchange of real estate			4,941
Corporate
Corporate expenses	(1,261)	(1,091)	(1,415)
Depreciation, depletion and amortization	418	403	608
Identifiable net assets	$ 1,697	$ 2,297	$ 2,336